Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 98.8%
Australia 1.4%
Dyno Nobel Ltd.	327,396	800,436
Liontown Ltd.*	310,826	402,001
Orora Ltd.	405,839	579,567
Premier Investments Ltd.	76,798	716,550
(Cost $2,313,479)		2,498,554
Bermuda 0.9%
Essent Group Ltd. (Cost $1,553,119)	26,988	1,698,085
Canada 2.8%
Aecon Group, Inc.	32,058	831,085
Aurinia Pharmaceuticals, Inc.*	22,774	330,906
Badger Infrastructure Solutions Ltd.	17,531	991,233
Finning International, Inc.	22,736	1,425,790
Richelieu Hardware Ltd.	14,439	431,797
Russel Metals, Inc.	33,847	1,199,367
(Cost $3,316,539)		5,210,178
Denmark 0.4%
NKT A/S* (Cost $683,609)	6,179	809,456
Finland 0.2%
Kemira Oyj (Cost $388,002)	16,139	379,608
France 2.6%
Eiffage SA	23,062	3,412,759
Unibail-Rodamco-Westfield (REIT)*	12,125	1,334,126
(Cost $3,341,024)		4,746,885
Germany 1.2%
HOCHTIEF AG	4,377	1,838,620
Nordex SE*	9,656	386,071
(Cost $1,525,796)		2,224,691
Hong Kong 0.5%
Man Wah Holdings Ltd. (Cost $858,707)	1,442,400	896,067
Israel 0.2%
Fox Wizel Ltd. (Cost $358,991)	3,369	338,596
Italy 1.6%
Buzzi SpA	39,135	2,220,679
Maire SpA	42,212	735,813
(Cost $1,438,756)		2,956,492

Japan 6.7%
Alfresa Holdings Corp.	34,700	558,444
Argo Graphics, Inc.	34,500	321,459
baudroie, Inc.*	20,900	277,595
BML, Inc.	21,700	548,778
Comture Corp.	46,800	491,194
DTS Corp.	82,400	671,114
Itoham Yonekyu Holdings, Inc.	33,600	1,307,716
K&O Energy Group, Inc.	29,900	820,632
Kaken Pharmaceutical Co., Ltd.	32,000	840,499
Macnica Holdings, Inc.	51,100	877,220
Nakanishi, Inc.	53,700	751,364
Nippon Gas Co., Ltd.	54,500	1,030,854
Nisshin Oillio Group Ltd.	18,100	660,337
Toho Holdings Co., Ltd.	23,900	714,945
Tokyo Electron Device Ltd.	20,000	458,560
TV Asahi Holdings Corp.	51,500	1,191,245
Zenkoku Hosho Co., Ltd.	38,500	764,064
(Cost $11,084,849)		12,286,020
Korea 2.3%
F&F Co., Ltd.*	26,184	1,319,624
Han Kuk Carbon Co., Ltd.*	23,653	558,696
LOTTE Fine Chemical Co., Ltd.	12,087	399,404
LX International Corp.	15,646	414,762
MNC Solution Co., Ltd.*	5,063	496,450
TK Corp.	33,628	669,729
Wonik Materials Co., Ltd.*	15,746	435,157
(Cost $3,859,341)		4,293,822
Netherlands 0.7%
Akzo Nobel NV	9,480	662,762
Pharming Group NV*	335,138	679,851
(Cost $949,899)		1,342,613
Puerto Rico 1.3%
Popular, Inc. (Cost $1,493,662)	18,274	2,440,127
Singapore 0.2%
Keppel Infrastructure Trust (Units) (Cost $356,179)	1,020,000	417,699
Spain 0.6%
Grenergy Renovables SA*	4,286	489,320
Grifols SA	44,818	573,703
(Cost $859,980)		1,063,023
Sweden 1.1%
BioGaia AB "B"	34,074	419,556
Cibus Nordic Real Estate AB publ (a)	32,925	570,385
Hufvudstaden AB "A"	40,521	558,983
New Wave Group AB "B"	32,940	394,451
(Cost $1,567,831)		1,943,375
Switzerland 3.0%
Accelleron Industries AG	8,864	845,876

Huber & Suhner AG (Registered)	7,107	1,434,452
International Workplace Group PLC	295,332	998,074
Siegfried Holding AG (Registered)	17,353	2,129,202
(Cost $3,866,846)		5,407,604
United Kingdom 5.9%
Clarkson PLC	7,664	439,660
Computacenter PLC	26,566	1,213,187
Drax Group PLC	174,819	2,156,977
Genus PLC	22,719	980,226
Greggs PLC (a)	31,540	694,462
nVent Electric PLC (b)	6,562	736,650
Softcat PLC	37,053	726,967
TechnipFMC PLC (b)	69,910	3,895,385
(Cost $4,873,537)		10,843,514
United States 65.2%
ACM Research, Inc. "A"*	23,733	1,379,362
Adeia, Inc.	104,483	1,890,097
Affiliated Managers Group, Inc.	11,575	3,624,017
Alcoa Corp.	8,534	484,817
Alpha & Omega Semiconductor Ltd.*	19,987	441,713
Ambarella, Inc.*	11,538	738,893
Americold Realty Trust, Inc. (REIT)	54,846	680,639
Antero Midstream Corp.	33,905	638,092
Apple Hospitality REIT, Inc. (REIT)	46,412	540,236
Armada Hoffler Properties, Inc. (REIT)	85,429	595,440
Ashland, Inc.	15,454	945,167
Aspen Aerogels, Inc.*	203,749	686,634
Atkore, Inc.	24,861	1,726,596
Benchmark Electronics, Inc.	56,428	2,942,156
BridgeBio Pharma, Inc.*	45,225	3,494,536
Brinker International, Inc.*	4,792	755,794
Butterfly Network, Inc.*	299,617	1,186,483
C.H. Robinson Worldwide, Inc.	7,125	1,389,019
Casey's General Stores, Inc.	6,364	3,859,766
Cavco Industries, Inc.*	791	389,188
Cboe Global Markets, Inc.	4,022	1,066,071
Ceribell, Inc.*	40,873	842,392
Clean Energy Fuels Corp.*	162,604	357,729
ClearPoint Neuro, Inc.* (a)	58,637	758,176
Clearway Energy, Inc. "A"	22,269	752,024
CNX Resources Corp.*	69,680	2,703,584
Coeur Mining, Inc.*	88,348	1,805,833
Compass, Inc. "A"*	65,514	820,235
Curtiss-Wright Corp.	2,978	1,955,623
Dick's Sporting Goods, Inc.	2,883	582,366
Dream Finders Homes, Inc. "A"* (a)	39,394	724,456
Ducommun, Inc.*	19,303	2,187,995
Duolingo, Inc.*	2,384	319,599
Easterly Government Properties, Inc. (REIT)	18,857	441,065
EastGroup Properties, Inc. (REIT)	5,515	1,001,745
EchoStar Corp. "A"*	14,022	1,587,571
EMCOR Group, Inc.	1,105	796,407
Enact Holdings, Inc.	44,836	1,783,128
Enphase Energy, Inc.*	12,351	456,740
Essential Properties Realty Trust, Inc. (REIT)	19,260	584,734
Everus Construction Group, Inc.*	9,094	804,728

Exact Sciences Corp.*	7,334	750,562
Expedia Group, Inc.	2,274	602,246
Federal Agricultural Mortgage Corp. "C"	10,463	1,771,386
Four Corners Property Trust, Inc. (REIT)	74,694	1,841,207
Hasbro, Inc.	19,199	1,714,663
Healthpeak Properties, Inc. (REIT)	53,472	921,857
Hecla Mining Co.	150,885	3,397,930
Impinj, Inc.*	4,793	661,913
Installed Building Products, Inc.	1,976	569,365
Kimco Realty Corp. (REIT)	20,990	442,469
Kite Realty Group Trust (REIT)	34,972	821,492
Kontoor Brands, Inc.	9,343	558,057
Ladder Capital Corp. (REIT)	57,505	630,830
Lamb Weston Holdings, Inc.	11,192	514,049
LGI Homes, Inc.*	11,769	589,745
Lumen Technologies, Inc.*	86,111	759,499
Lumentum Holdings, Inc.*	9,872	3,868,244
Madison Square Garden Sports Corp.*	10,525	2,984,364
Marcus & Millichap, Inc.	24,759	673,445
MaxLinear, Inc.*	40,954	710,552
MDU Resources Group, Inc.	35,340	724,823
Merchants Bancorp.	35,437	1,469,218
Meritage Homes Corp.	8,507	591,322
MGIC Investment Corp.	41,624	1,120,518
National HealthCare Corp.	9,552	1,366,987
Neogen Corp.*	72,784	743,852
NMI Holdings, Inc.*	23,888	924,943
Opendoor Technologies, Inc.*	106,635	549,170
Option Care Health, Inc.*	33,947	1,154,198
Outset Medical, Inc.*	117,543	588,890
Pinnacle Financial Partners, Inc.	21,564	2,050,521
Radian Group, Inc.	22,791	749,824
Ralph Lauren Corp.	3,894	1,376,179
Regal Rexnord Corp.	2,508	405,042
Reinsurance Group of America, Inc. "A"	9,989	2,025,270
Rush Enterprises, Inc. "A"	34,739	2,229,896
Sensata Technologies Holding PLC	16,962	586,716
Senseonics Holdings, Inc.* (a)	60,236	441,530
SentinelOne, Inc. "A"*	114,709	1,603,632
SiTime Corp.*	3,824	1,388,533
SkyWater Technology, Inc.*	41,266	1,306,482
SkyWest, Inc.*	27,250	2,630,170
Stride, Inc.*	18,803	1,590,734
Taylor Morrison Home Corp.*	36,932	2,251,005
TETRA Technologies, Inc.*	59,168	674,515
The Campbell's Co.	22,900	640,742
Thermon Group Holdings, Inc.*	33,476	1,514,789
TopBuild Corp.*	6,368	2,980,542
Triumph Financial, Inc.*	20,961	1,322,429
Trupanion, Inc.*	27,794	889,130
Unum Group	21,642	1,644,143
Valaris Ltd.*	12,484	720,701
VF Corp.	33,095	648,331
Walker & Dunlop, Inc.	12,743	801,407

Williams-Sonoma, Inc.	2,020	413,393
Zions Bancorp. NA	33,681	2,017,829
(Cost $77,004,075)		119,642,127
Total Common Stocks (Cost $121,694,221)		181,438,536

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (c) (d) (Cost $2,193,153)	2,193,153	2,193,153

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 3.67% (c) (Cost $2,167,097)	2,167,097	2,167,097

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $126,054,471)	101.2	185,798,786
Other Assets and Liabilities, Net	(1.2)	(2,237,973)
Net Assets	100.0	183,560,813
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (c) (d)
1,730,288	462,865 (e)	—	—	—	2,445	—	2,193,153	2,193,153
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 3.67% (c)
1,704,655	6,917,630	6,455,188	—	—	27,234	—	2,167,097	2,167,097
3,434,943	7,380,495	6,455,188	—	—	29,679	—	4,360,250	4,360,250

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2026 amounted to $2,246,433, which is 1.2% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $165,146.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.

REIT: Real Estate Investment Trust

At January 31, 2026 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Industrials	33,326,550	18%
Financials	28,792,940	16%
Information Technology	22,425,613	12%
Consumer Discretionary	21,016,734	11%
Health Care	19,855,080	11%
Materials	14,176,389	8%
Real Estate	13,375,304	7%
Energy	8,990,007	5%
Consumer Staples	6,982,609	4%
Communication Services	6,522,679	4%
Utilities	5,974,631	3%
Total	181,438,536	99%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,498,554	$—	$2,498,554
Bermuda	1,698,085	—	—	1,698,085
Canada	5,210,178	—	—	5,210,178
Denmark	—	809,456	—	809,456
Finland	—	379,608	—	379,608
France	—	4,746,885	—	4,746,885
Germany	—	2,224,691	—	2,224,691
Hong Kong	—	896,067	—	896,067
Israel	—	338,596	—	338,596
Italy	—	2,956,492	—	2,956,492
Japan	—	12,286,020	—	12,286,020
Korea	—	4,293,822	—	4,293,822
Netherlands	—	1,342,613	—	1,342,613
Puerto Rico	2,440,127	—	—	2,440,127
Singapore	—	417,699	—	417,699
Spain	—	1,063,023	—	1,063,023
Sweden	—	1,943,375	—	1,943,375
Switzerland	—	5,407,604	—	5,407,604
United Kingdom	4,632,035	6,211,479	—	10,843,514
United States	119,642,127	—	—	119,642,127
Short-Term Investments (a)	4,360,250	—	—	4,360,250
Total	$137,982,802	$47,815,984	$—	$185,798,786

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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